INCOME TAXES Schedule of classification of income tax expense (recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income tax expense (recovery) — continuing operations	$ 1,060	$ (1,277)	$ 1,611
Income tax expense — discontinued operations	0	0	24,295
Total	$ 1,060	$ (1,277)	$ 25,906